Long-Term Investments, Net	12 Months Ended
Mar. 31, 2025
Long-Term Investments, Net [Abstract]
LONG-TERM INVESTMENTS, NET

5. LONG-TERM INVESTMENTS, NET

Long-term investments, net consist of investments in non-marketable securities as the following:

	Ownership interest	As of March 31, 2025
	%	$’000
Non-marketable equity securities:
Investment A	2.47%	-
Investment B	0.53%	368
Investment C	4.90%	-	*
Net carrying value		368

*	Less than $1,000

The Company does not have significant influence over the non-marketable equity investments. Since such investment does not have readily determinable fair values, the Company elected to account for the investments by using alternative measurement. The long-term investments, net are reported at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment of the same issuer. ASC 825 clarifies that equity interests measured in accordance with the measurement alternative are not required to be included within the fair value hierarchy. Accordingly, the investments are not classified within the fair value hierarchy and are excluded from the fair value disclosures.

On May 28, 2024, the Company entered into a share purchase agreement with certain shareholder of Investment A, which wholly owns a virtual assets investment manager in Hong Kong. Pursuant to which, the Company acquired 2.47% of the total outstanding share capital of Investment A for an aggregate purchase price of $290,000.

On August 2, 2024, the Company entered into a share subscription agreement to subscribe 10 ordinary shares of Investment B, an investment holding company, in which one of its subsidiaries has been licensed by the HKSFC in Hong Kong, for a total subscription price of $368,000. The transaction is closed on August 23, 2024. As of March 31, 2025, the Company holds 500,000 Class A ordinary shares of Investment B, following a reclassification and share subdivision of the original ordinary shares by Investment B, representing 0.53% of outstanding share capital.

On September 13, 2024, SPW acquired 4.90% of equity interest of Investment C, a money lending company in Hong Kong, for a total cash consideration of HKD 49 (approximately $6).

The following table presents the movement of investments as of March 31, 2025:

As of March 31, 2025
$’000
Beginning balance	-
Additions	658
Impairment loss of long-term investment, net – Investment A	(290)
Ending balance	368

As of March 31, 2025, cumulative unrealized impairment of $290,000 is included in the carrying value of the Company’s long-term investments, net.

For the years ended March 31, 2025, 2024 and 2023, impairment loss of long-term investments of $290,000, nil and nil is recorded in the Company’s consolidated statements of (loss) income and comprehensive (loss) income, respectively.